AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks
Aerospace & Defense — 3.9%
Raytheon Co.	225,551	$29,581,013
United Technologies Corp.	362,784	34,221,415
		63,802,428
Air Freight & Logistics — 2.2%
United Parcel Service, Inc. (Class B Stock)	388,702	36,312,541
Banks — 6.6%
Bank of America Corp.	1,228,972	26,091,075
JPMorgan Chase & Co.	378,991	34,120,560
PNC Financial Services Group, Inc. (The)	206,076	19,725,595
U.S. Bancorp	462,098	15,919,276
Wells Fargo & Co.	424,329	12,178,242
		108,034,748
Beverages — 2.0%
Coca-Cola Co. (The)	737,430	32,631,278
Capital Markets — 4.4%
Apollo Global Management, Inc.	749,585	25,111,098
Blackstone Group, Inc. (The) (Class A Stock)	1,004,899	45,793,247
		70,904,345
Chemicals — 6.6%
Ecolab, Inc.	200,024	31,169,740
Linde PLC (United Kingdom)	202,244	34,988,212
PPG Industries, Inc.	493,505	41,257,018
		107,414,970
Commercial Services & Supplies — 2.1%
Waste Management, Inc.(a)	367,206	33,988,587
Construction Materials — 1.6%
Vulcan Materials Co.	247,248	26,720,091
Containers & Packaging — 0.5%
International Paper Co.	251,885	7,841,180
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	682,320	36,661,054
Electric Utilities — 3.4%
Edison International	496,783	27,218,741
NextEra Energy, Inc.	119,608	28,780,077
		55,998,818
Entertainment — 2.1%
Walt Disney Co. (The)	357,331	34,518,175
Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	194,630	42,380,682
Boston Properties, Inc.	173,400	15,992,682
		58,373,364
Food & Staples Retailing — 1.9%
Walmart, Inc.	278,392	31,630,899
	Shares	Value
Common Stocks (continued)
Food Products — 4.6%
Mondelez International, Inc. (Class A Stock)	737,430	$36,930,494
Nestle SA (Switzerland), ADR(a)	367,395	37,838,011
		74,768,505
Health Care Equipment & Supplies — 1.2%
Becton, Dickinson & Co.	81,760	18,785,995
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	122,783	30,619,625
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.(a)	95,709	15,825,483
Household Products — 2.3%
Procter & Gamble Co. (The)	344,777	37,925,470
Insurance — 4.0%
American International Group, Inc.	832,435	20,186,549
MetLife, Inc.	735,848	22,494,873
Travelers Cos., Inc. (The)	221,847	22,040,500
		64,721,922
IT Services — 4.6%
Mastercard, Inc. (Class A Stock)	160,321	38,727,141
Visa, Inc. (Class A Stock)(a)	221,231	35,644,738
		74,371,879
Media — 3.1%
Comcast Corp. (Class A Stock)	1,468,801	50,497,378
Multi-Utilities — 1.2%
WEC Energy Group, Inc.	219,493	19,343,918
Oil, Gas & Consumable Fuels — 5.0%
Enbridge, Inc. (Canada)(a)	813,089	23,652,759
Kinder Morgan, Inc.	2,092,039	29,121,183
Williams Cos., Inc. (The)	2,052,912	29,048,705
		81,822,647
Pharmaceuticals — 8.8%
Johnson & Johnson	312,290	40,950,588
Merck & Co., Inc.	639,121	49,173,970
Pfizer, Inc.	861,803	28,129,250
Zoetis, Inc.	206,909	24,351,120
		142,604,928
Road & Rail — 1.8%
Union Pacific Corp.	203,671	28,725,758
Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Inc.	36,990	8,770,329
Intel Corp.	221,231	11,973,022
Texas Instruments, Inc.(a)	253,546	25,336,852
		46,080,203
Software — 4.6%
Microsoft Corp.	473,747	74,714,639
Specialty Retail — 2.6%
Home Depot, Inc. (The)	223,523	41,733,979
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	244,145	$62,083,632

Total Long-Term Investments (cost $1,641,199,891)		1,569,458,439
Short-Term Investments — 8.0%
Affiliated Mutual Fund — 5.5%
PGIM Institutional Money Market Fund (cost $88,990,149; includes $88,902,096 of cash collateral for securities on loan)(b)(w)	89,182,596	89,039,904
Unaffiliated Fund — 2.5%
Fidelity Government Portfolio	40,383,860	40,383,860
(cost $40,383,860)

Total Short-Term Investments (cost $129,374,009)		129,423,764

TOTAL INVESTMENTS—104.5% (cost $1,770,573,900)		1,698,882,203

Liabilities in excess of other assets — (4.5)%		(73,237,681)

Net Assets — 100.0%		$1,625,644,522

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,552,073; cash collateral of $88,902,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2